Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2023-11-12
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	Following the SEC’s approval of Nasdaq’s proposed clawback listing standards, under Rule 10D-1, which directed companies to adopt and comply with a written clawback policy, to disclose and file the policy as an exhibit to its annual report, we adopted a clawback policy on November 12, 2023, as filed as Exhibit 97.1 to our Annual Report on Form 10-K filed with the SEC on March 31, 2025.